Note 4 - Securities - Summary of Amortized Cost and Fair Value of Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Due in one year or less	$ 2,863
Due in one year or less	2,887
Due after one year through five years	11,146
Due after one year through five years	11,113
Due after five years through ten years	39,705
Due after five years through ten years	39,322
Due after ten years	114,871
Due after ten years	113,068
Other securities having no maturity date	1,002
Other securities having no maturity date	964
Total	169,587	$ 169,616
Total	$ 167,354	$ 169,428